Other comprehensive income - Financial assets available-for-sale (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Items that may be reclassified to profit or loss
Revaluation gains	€ 2,389	€ 2,108	€ 1,900
Revaluation losses	(321)	(537)	(1,056)
Net revaluation gains/(losses)	2,068	1,571	844
Financial assets available-for-sale	€ 133,271	116,774	122,036
Decrease in value of quoted equity instrument to be considered impaired (as a percent)	40.00%
Period of time of a continued fall in value of an equity instrument to be considered impaired (in months)	18 months
Debt instruments
Items that may be reclassified to profit or loss
Revaluation gains	€ 1,460	944	1,131
Revaluation losses	(306)	(521)	(1,033)
Net revaluation gains/(losses)	1,154	423	98
Financial assets available-for-sale	128,481	111,287	117,187
Impairment loss recognized in profit or loss			119
Private-sector debt securities
Items that may be reclassified to profit or loss
Revaluation gains	90	117	165
Revaluation losses	(128)	(162)	(253)
Net revaluation gains/(losses)	(38)	(45)	(88)
Financial assets available-for-sale	20,888	25,683	29,409
Equity instruments
Items that may be reclassified to profit or loss
Revaluation gains	929	1,164	769
Revaluation losses	(15)	(16)	(23)
Net revaluation gains/(losses)	914	1,148	746
Financial assets available-for-sale	4,790	5,487	4,849	€ 5,001
Impairment loss recognized in profit or loss	10	14	111
Reversal of impairment loss recognized in profit or loss		25
Listed
Items that may be reclassified to profit or loss
Revaluation gains	828	999	436
Revaluation losses	(5)	(11)	(15)
Net revaluation gains/(losses)	823	988	421
Financial assets available-for-sale	2,900	3,200	1,986
Unlisted
Items that may be reclassified to profit or loss
Revaluation gains	101	165	333
Revaluation losses	(10)	(5)	(8)
Net revaluation gains/(losses)	91	160	325
Financial assets available-for-sale	1,890	2,287	2,863
Spain | Government debt securities and debt instruments issued by central banks
Items that may be reclassified to profit or loss
Revaluation gains	660	610	641
Revaluation losses	(25)	(26)	(62)
Net revaluation gains/(losses)	635	584	579
Financial assets available-for-sale	48,217	32,729	35,283
Spain | Domestic
Items that may be reclassified to profit or loss
Revaluation gains	5	48	66
Revaluation losses	(2)	(5)	(5)
Net revaluation gains/(losses)	3	43	61
Financial assets available-for-sale	1,373	1,309	1,140
Rest of Europe | Government debt securities and debt instruments issued by central banks
Items that may be reclassified to profit or loss
Revaluation gains	306	50	283
Revaluation losses	(24)	(170)	(47)
Net revaluation gains/(losses)	282	(120)	236
Financial assets available-for-sale	20,244	16,879	20,310
Rest of Europe | International
Items that may be reclassified to profit or loss
Revaluation gains	166	284	438
Revaluation losses	(2)	(4)	(14)
Net revaluation gains/(losses)	164	280	424
Financial assets available-for-sale	979	1,016	1,338
Latin America and rest of the world | Government debt securities and debt instruments issued by central banks
Items that may be reclassified to profit or loss
Revaluation gains	404	167	42
Revaluation losses	(129)	(163)	(671)
Net revaluation gains/(losses)	275	4	(629)
Financial assets available-for-sale	39,132	35,996	32,185
Latin America and rest of the world | International
Items that may be reclassified to profit or loss
Revaluation gains	744	811	251
Revaluation losses	(6)	(7)	(2)
Net revaluation gains/(losses)	738	804	249
Financial assets available-for-sale	1,878	2,390	1,391
United States | International
Items that may be reclassified to profit or loss
Revaluation gains	14	21	14
Revaluation losses	(5)		(2)
Net revaluation gains/(losses)	9	21	12
Financial assets available-for-sale	€ 560	€ 772	€ 980